Dividends Declared and Paid - Summary of Dividends Declared and Paid (Parenthetical) (Detail) - $ / shares			12 Months Ended
	Jul. 13, 2017	Jun. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of dividends declared and paid on ordinary capital [Abstract]
Dividends paid per ordinary share	$ 0.90	$ 0.85	$ 0.90	$ 0.85	$ 1.10